Property Plant and Equipment - Components of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 151,785	$ 156,096	$ 139,211
Accumulated depreciation and amortization	(87,171)	(82,695)	(61,130)
Property, plant and equipment, net	64,614	73,401	78,081
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 44,594	$ 45,050	42,008
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 55,459	$ 53,891	46,651
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,609	$ 26,401	20,783
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years	15 years
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,918	$ 19,532	17,202
Estimated Useful Lives	7 years	7 years
Build-to-suit lease building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 8,247	8,268
Estimated Useful Lives	10 years 6 months	10 years 6 months
Construction in process
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,205	$ 2,975	$ 4,299